UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2003

Check here if Amendment  (         ) ;   Amendment Number:
This Amendment    (Check only one.)  :(      )       is a restatement.
                                      (      )       adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Commonfund Asset Management Company, Inc.
Address:        15 Old Danbury Road
                P. O. Box 812
                Wilton, CT  06897-0812

Form 13F File Number:   28 - 06755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Strauss
Title:  Chief Operating Officer, Commonfund Asset Management Company, Inc.
Phone:  203-563-5127

Signature, Place, and Date of Signing:

/s/ Michael Strauss                     Wilton, CT                       2/4/04
(Signature)                             (City, State)                   (Date)

Report Type     (Check only one.):

(    )       13F HOLDINGS REPORT.    (Check here if all holdings of this
             reporting manager are reported in this report.)

( X  )       13F NOTICE.        (Check here if no holdings reported are in this
             report, and all holdings are reported by other reporting manager(s).)

(    )       13F COMBINATION REPORT.   (Check here if a portion of the holdings
             for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                      34

Form 13F Information Table Entry Total:                 0

Form 13F Information Table Value Total:                 $0
                                                        (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NO.             FORM 13F FILE NUMBER            NAME OF SUB-ADVISER

1               28-6538                         AEW Capital Management, L.P.
2               28-2321                         Alliance Capital Management
3               28-2616                         Angelo, Gordon & Co., L.P.
4               28-5422                         Artisan Partners Limited Partnership
5               28-4768                         Blum Capital Partners, L.P.
6               28-00096                        Capital Guardian Trust Company
7               28-06462                        Chartwell Investment Partners
8               28-06044                        Clarion CRA Securities LP
9               28-05268                        De Prince, Race & Zollo, Inc.
10              28-09996                        Evnine-Vaughan Assoc.
11              28-04981                        Goldman Sachs Asset Management
12              28-03377                        Grantham, Mayo, Van Otterloo & Co. LLC
13              28-2013                         Harris Associates, L.P.
14              28-16                           Institutional Capital
15              28-10329                        Income Research & Management
16              28-74                           Jennison Associates
17              28-01944                        John A. Levin & Co.
18              28-03121                        Knott Partners
19              28-00158                        Marsico Asset Management, LLC
20              28-04632                        Martingale Asset Management
21              28-05050                        Oaktree Capital Management, LLC
22              28-3530                         Omega Advisors
23              28-1700                         Perigee Investment Counsel
24              28-10372                        Philadelphia International Advisors, L.P.
25              28-00969                        Provident Investment Counsel, Inc.
26              28-03791                        Pzena Investment Management
27              28-10103                        RREEF America, LLC
28              28-1399                         Southeastern Asset Management, Inc.
29              28-04720                        SSI Investment Management Inc.
30              28-1693                         Steinberg Priest & Sloane Capital Management, LLC
31              28-00620                        The Boston Company Asset Management, LLC

32              28-2924                         Turner Investment Partners, Inc.
33              28-02927                        Water Street Capital Inc.
34              28-1700                         Western Asset Management Company
